Consolidated Statements of Changes in Equity	Common Stock [Member] USD ($) shares	Common Stock [Member] HKD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Capital Reserve [Member] USD ($)	Capital Reserve [Member] HKD ($)	Merger Reserve [Member] USD ($)	Merger Reserve [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	USD ($)	HKD ($)
Beginning balance, value at Dec. 31, 2022				$ 500,000						$ 6,895,200		$ 7,395,200
Balance, shares at Dec. 31, 2022 | shares	32,500,000	32,500,000
Issuance of share capital of Vigorous				780								780
Reserves arising from reorganization under common control				(500,000)		3,200,000		(2,700,000)
Net income (loss)										12,105,673		12,105,673
Dividend declared (Note 7)										(17,500,000)		(17,500,000)
Balance as of December 31, 2025 in US$ (Note 2(e)) at Dec. 31, 2023				780		3,200,000		(2,700,000)		1,500,873		2,001,653
Balance, shares at Dec. 31, 2023 | shares	32,500,000	32,500,000
Issuance of share capital of Vigorous				77,220								77,220
Reserves arising from reorganization under common control		25,350		(78,000)				52,650
Net income (loss)										11,870,254		11,870,254
Reserves arising from reorganization under common control, shares | shares
Balance as of December 31, 2025 in US$ (Note 2(e)) at Dec. 31, 2024		$ 25,350				3,200,000		(2,647,350)		13,371,127		13,949,127
Balance, shares at Dec. 31, 2024 | shares	32,500,000	32,500,000
Net income (loss)										(23,550,966)	$ (3,019,356)	(23,550,966)
Issuance of ordinary shares upon initial public offering, net of issuance costs		$ 2,332		77,542,757								77,545,089
Issuance of ordinary shares upon initial public offering, shares | shares	2,990,000	2,990,000
Balance as of December 31, 2025 in US$ (Note 2(e)) at Dec. 31, 2025	$ 3,549	$ 27,682	$ 9,941,379	$ 77,542,757	$ 410,256	$ 3,200,000	$ (339,404)	$ (2,647,350)	$ (1,305,109)	$ (10,179,839)	$ 8,710,671	$ 67,943,250
Balance, shares at Dec. 31, 2025 | shares	35,490,000	35,490,000